UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Redmile Group, LLC
Address: 100 Pine Street
         Suite #1925
         San Francisco, CA  94111

13F File Number:  028-12776

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeremy Green
Title:     Managing Member
Phone:     415-489-9980

Signature, Place, and Date of Signing:

 /s/ Jeremy Green     San Francisco, CA     May 12, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    35

Form 13F Information Table Value Total:    $289,242 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AETNA INC NEW                  COM              00817Y108     9627   257200 SH       DEFINED                         257200
AFFYMAX INC                    COM              00826A109     6399  1090073 SH       DEFINED                        1090073
ALIGN TECHNOLOGY INC           COM              016255101    14254   696000 SH       DEFINED                         696000
ALLOS THERAPEUTICS INC         COM              019777101     5978  1885881 SH       DEFINED                        1885881
AMARIN CORP PLC                SPONS ADR NEW    023111206     2962   405700 SH       DEFINED                         405700
AMICUS THERAPEUTICS INC        COM              03152W109       84    11900 SH       DEFINED                          11900
ANTHERA PHARMACEUTICALS INC    COM              03674U102     5271   779690 SH       DEFINED                         779690
ARIAD PHARMACEUTICALS INC      COM              04033A100    12890  1714050 SH       DEFINED                        1714050
AUXILIUM PHARMACEUTICALS INC   COM              05334D107    13955   650000 SH       DEFINED                         650000
BAXTER INTL INC                COM              071813109     8861   164800 SH       DEFINED                         164800
BIOMIMETIC THERAPEUTICS INC    COM              09064X101     3978   303450 SH       DEFINED                         303450
BIOSPECIFICS TECHNOLOGIES CO   COM              090931106     5525   216672 SH       DEFINED                         216672
CELGENE CORP                   COM              151020104     6328   110000 SH       DEFINED                         110000
CONMED CORP                    COM              207410101     5228   198934 SH       DEFINED                         198934
CYCLACEL PHARMACEUTICALS INC   COM              23254L108     1186   829072 SH       DEFINED                         829072
DAVITA INC                     COM              23918K108    12083   141300 SH       DEFINED                         141300
DYNAVAX TECHNOLOGIES CORP      COM              268158102     4445  1610500 SH       DEFINED                        1610500
INCYTE CORP                    COM              45337C102    11240   709126 SH       DEFINED                         709126
INCYTE CORP                    NOTE 4.750%10/0  45337CAJ1     4517  2250000 PRN      DEFINED                        2250000
INTERMUNE INC                  COM              45884X103     8409   178200 SH       DEFINED                         178200
LEMAITRE VASCULAR INC          COM              525558201     1615   237096 SH       DEFINED                         237096
MASIMO CORP                    COM              574795100    11304   341500 SH       DEFINED                         341500
NEKTAR THERAPEUTICS            COM              640268108    14751  1557686 SH       DEFINED                        1557686
ONYX PHARMACEUTICALS INC       COM              683399109    17356   493341 SH       DEFINED                         493341
PACIFIC BIOSCIENCES CALIF IN   COM              69404D108     9288   661062 SH       DEFINED                         661062
RAPTOR PHARMACEUTICAL CORP     COM              75382F106     1863   540000 SH       DEFINED                         540000
SEQUENOM INC                   COM NEW          817337405    16352  2583200 SH       DEFINED                        2583200
ST JUDE MED INC                COM              790849103    16070   313500 SH       DEFINED                         313500
STRYKER CORP                   COM              863667101    16556   272300 SH       DEFINED                         272300
TOMOTHERAPY INC                COM              890088107     3787   828572 SH       DEFINED                         828572
UNITEDHEALTH GROUP INC         COM              91324P102    14889   329400 SH       DEFINED                         329400
VOLCANO CORPORATION            COM              928645100     2573   100494 SH       DEFINED                         100494
XENOPORT INC                   COM              98411C100      441    74316 SH       DEFINED                          74316
YM BIOSCIENCES INC             COM              984238105     1841   697284 SH       DEFINED                         697284
ZIMMER HLDGS INC               COM              98956P102    17336   286400 SH       DEFINED                         286400